INVESTMENT IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2023
Investments in and Advances to Affiliates [Abstract]
Schedule of Investment in Affiliates

	December 31,
	2023	2022
Balance sheets:
Current assets	$2,048	$913
Non-current assets	922	1,168
Current liabilities	1,395	1,426

	Year ended December 31,
	2023	2022	2021
Statements of operation:
Revenues	$2,702	$1,277	$501
Gross profit (loss)	1,739	605	(22)
Net income (loss)	987	365	(148)
Net income (losses) attributable to the Company	503	184	(76)